Prepayments and deposits (Details) - USD ($) $ in Millions	Dec. 31, 2022	Oct. 31, 2022
Prepayments And Deposits [Abstract]
Prepaid lease deposits	$ 2.9	$ 2.8
Prepaid transaction costs	0.6	0.3
Prepaid construction charges	1.4	1.4
Prepaid equipment deposits	86.1	76.4
Prepaid insurance	6.0	5.7
Other prepaids	2.4	2.8
Total prepaids and deposits	99.4	89.4
Other assets	(4.2)	(3.6)
Prepayment and deposits	$ 95.2	$ 85.8